SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair values of the share options granted

	For the year ended December 31,
	2022	2023	2024
Expected volatility	74.00% – 80.00%	82.00% - 85.00%	84.00% - 89.00%
Risk-free interest rate (per annum)	1.94% – 3.83%	3.57% - 4.47%	3.74% - 4.50%
Expected dividend yield	0.00%	0.00%	0.00%
Employee forfeiture rate (per annum)	3.80% – 3.92%	2.40% - 7.50%	7.50% - 13.30%
Exercise multiples	2.50	2.50	2.50
Expected term	7.00	7.00	7.00
Fair value of underlying ordinary share (per share)	US$18.11 – 19.91	US$7.95 - 15.47	US$3.62 - 5.06
Fair value of awards on valuation date	US$12.93 – 17.11	US$5.38 - 10.51	US$3.11 -4.74

Schedule of stock option activity

				Weighted
		Weighted	Weighted	average
	Number	average	average	remaining	Aggregate
	of	exercise	grant date	contract	intrinsic
	options	price	fair value	life	value
		RMB	RMB	Years	RMB
Outstanding at December 31, 2023	10,191,721	16.07	62.08	4.97	482,135
Granted	5,890,059	5.69	25.34	—	—
Forfeited	2,070,535	13.83	—	—	—
Exercised	4,093,736	13.31	—	—	370,257
Outstanding at December 31, 2024	9,917,509	11.52	42.10	5.41	887,259
Vested and expected to vest as of December 31, 2024	9,917,509	11.52	42.10	5.41	887,259
Exercisable as of December 31, 2024	3,157,171	17.43	52.97	3.72	275,284

Schedule of RSUs classified as equity

		Weighted
	Numbers of	average grant
	RSUs	date fair value
		RMB
Outstanding at January 1, 2024	153,321	76.06
Granted	490,821	31.22
Forfeited	15,395	—
Vested	78,400	—
Outstanding at December 31, 2024	550,347	38.25

Schedule of share-based compensation for all employee share options, restricted share units and tandem award

	For the Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cost of revenues	8,037	16,245	6,932
Sales and marketing expenses	6,291	20,682	12,972
General and administrative expenses	48,998	63,326	27,776
Research and development expenses	41,893	134,371	68,384
Total	105,219	234,624	116,064